The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks - 100.0%
Capital Goods - 5.1%
Advanced Drainage Systems, Inc.	2,500	$305,225
Array Technologies, Inc. (a)	40,000	541,600
Dover Corp.	2,000	334,240
HEICO Corp.	3,843	519,766
Hubbell, Inc.	2,500	501,150
IDEX Corp.	2,500	566,725
Masco Corp.	11,000	656,810
Nordson Corp.	2,000	452,260
nVent Electric PLC (b)	10,000	316,100
Simpson Manufacturing Co., Inc.	2,500	281,200
SiteOne Landscape Supply, Inc. (a)	2,500	436,950
Trex Co., Inc. (a)	5,000	485,500
		5,397,526
Commercial & Professional Services - 6.5%
Booz Allen Hamilton Holding Corp.	6,500	557,765
Cintas Corp.	3,000	1,182,540
Copart, Inc. (a)	7,000	1,029,000
CoStar Group, Inc. (a)	10,000	888,500
Exponent, Inc.	5,000	535,450
TransUnion	8,500	1,020,510
Verisk Analytics, Inc.	4,000	759,760
Waste Connections, Inc. (b)	7,000	886,830
		6,860,355
Consumer Durables & Apparel - 0.5%
TopBuild Corp. (a)	1,500	304,035
YETI Holdings, Inc. (a)	2,500	240,825
		544,860
Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	3,500	523,250
Brinker International, Inc. (a)	6,000	326,040
DraftKings, Inc. - Class A (a)	5,000	242,500
Restaurant Brands International LP	37	2,499
		1,094,289
Diversified Financials - 4.5%
Coinbase Global, Inc. - Class A (a)	3,000	709,740
LPL Financial Holdings, Inc.	2,500	352,600
MarketAxess Holdings, Inc.	1,250	593,962
MSCI, Inc.	2,000	1,191,920
S&P Global, Inc.	2,500	1,071,800
Tradeweb Markets, Inc. - Class A	9,000	780,570
		4,700,592
Health Care Equipment & Services - 10.3%
Chemed Corp.	750	357,015
Dexcom, Inc. (a)	7,000	3,608,570
IDEXX Laboratories, Inc. (a)	2,800	1,899,884
Insulet Corp. (a)	5,600	1,566,264
Intuitive Surgical, Inc. (a)	650	644,449
Masimo Corp. (a)	1,500	408,585
Tandem Diabetes Care, Inc. (a)	4,500	489,015
Veeva Systems, Inc. - Class A (a)	5,500	1,829,905
		10,803,687
Materials - 0.2%
Ranpak Holdings Corp. (a)	10,000	256,200
Media & Entertainment - 3.4%
fuboTV, Inc. (a)	15,000	390,600
IAC/InterActiveCorp (a)	2,300	315,767
Magnite, Inc. (a)	10,000	303,000
Pinterest, Inc. - Class A (a)	27,000	1,590,300
Roku, Inc. (a)	2,000	856,620
Vimeo, Inc. (a)	2,110	94,528
		3,550,815
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
10X Genomics, Inc. - Class A (a)	2,000	366,460
Acceleron Pharma, Inc. (a)	2,000	250,120
Avantor, Inc. (a)	12,000	450,960
Bio-Techne Corp.	1,200	578,688
Charles River Laboratories International, Inc. (a)	2,400	976,608
Elanco Animal Health, Inc. (a)	10,000	364,700
Genmab A/S (a)(b)	3,000	1,356,243
Invitae Corp. (a)	9,000	251,910
Iovance Biotherapeutics, Inc. (a)	50,000	1,113,500
Mirati Therapeutics, Inc. (a)	2,000	320,120
Neurocrine Biosciences, Inc. (a)	7,500	699,075
Pacira BioSciences, Inc. (a)	5,000	294,750
Seagen, Inc. (a)	2,500	383,475
		7,406,609
Retailing - 3.0%
Floor & Decor Holdings, Inc. - Class A (a)	3,000	366,030
Pool Corp.	2,750	1,314,005
RH (a)	2,150	1,427,772
		3,107,807
Software & Services - 58.2%
ANSYS, Inc. (a)	1,500	552,690
Aspen Technology, Inc. (a)	2,000	292,520
Atlassian Corp. PLC - Class A (a)(b)	3,500	1,137,920
Avalara, Inc. (a)	5,000	835,850
Cadence Design Systems, Inc. (a)	5,000	738,250
Coupa Software, Inc. (a)	14,500	3,146,500
EPAM Systems, Inc. (a)	2,000	1,119,600
Fair Isaac Corp. (a)	1,500	785,865
Fidelity National Information Services, Inc.	5,186	772,973
Fiserv, Inc. (a)	7,625	877,714
Fortinet, Inc. (a)	4,500	1,225,080
Global Payments, Inc.	12,531	2,423,621
MongoDB, Inc. (a)	2,500	897,300
Okta, Inc. (a)	21,000	5,203,590
Paycom Software, Inc. (a)	9,800	3,920,000
Paylocity Holding Corp. (a)	22,500	4,667,850
ServiceNow, Inc. (a)	17,000	9,994,130
Shopify, Inc. - Class A (a)(b)	8,150	12,224,429
Twilio, Inc. - Class A (a)	9,500	3,549,105
Tyler Technologies, Inc. (a)	1,000	492,640
Unity Software, Inc. (a)	2,500	267,800
Workday, Inc. - Class A (a)	17,000	3,984,800
Zendesk, Inc. (a)	16,000	2,088,480
		61,198,707
Transportation - 0.3%
Saia, Inc. (a)	1,200	271,200
Total Common Stocks (Cost $35,614,944)		105,192,647

Short-Term Investment - 0.1%
Money Market Fund - 0.1%
Invesco Treasury Portfolio - Institutional Class, 0.010% (c)	73,250	73,250
Total Short-Term Investment (Cost $73,250)		73,250

Total Investments (Cost $35,688,194) - 100.1%		105,265,897
Liabilities in Excess of Other Assets - (0.1)%		(141,988)
Total Net Assets - 100.0%		$105,123,909

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Canada 12.4%; Denmark 1.3%; Ireland 0.3%; United Kingdom 1.1%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2021, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$105,192,647	$-	$-	$105,192,647

Money Market Fund	73,250	-	-	73,250

Total Assets	$105,265,897	$-	$-	$105,265,897

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.